Significant transactions (Details) € in Millions, shares in Millions										1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 22, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jan. 06, 2020 USD ($)	Nov. 23, 2019 USD ($)	Jul. 01, 2019 USD ($)	May 07, 2019 USD ($)	Apr. 08, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 SFr / shares	Jan. 31, 2020 EUR (€)	Apr. 09, 2019 USD ($)	Mar. 06, 2019 USD ($)	Sep. 06, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)												$ 4,124,000,000	$ 735,000,000	$ 10,173,000,000	$ 4,124,000,000
Profit (loss) from discontinued operations															4,590,000,000
Par value per share | SFr / shares																SFr 0.50
Deferred tax liability (asset)												(2,042,000,000)	(673,000,000)	(792,000,000)	(2,042,000,000)
Intangible assets other than goodwill													34,182,000,000	36,809,000,000
Revenue from sale of goods													51,626,000,000	48,659,000,000	47,498,000,000
Borrowings													25,523,000,000	28,531,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net									$ 4,691,000,000						4,691,000,000
Innovative Medicines
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods													42,790,000,000	39,805,000,000	38,497,000,000
Sandoz
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods													9,811,000,000	9,835,000,000	9,872,000,000
Corporate
Disclosure of detailed information about business combination [line items]
Revenue from sale of goods													(975,000,000)	$ (981,000,000)	(871,000,000)
Alcon [member]
Disclosure of detailed information about business combination [line items]
Decrease of distribution liability									$ 3,000,000,000.0
Percentage of equity interest shares received									4.70%
Roche Holding AG, Switzerland
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations													$ 20,700,000,000
Number of bearer shares | shares													53.3
Sandoz | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, divestment-date fair value																				$ 800,000,000
Depreciation, property, plant and equipment										$ 38,000,000
Amortisation, intangible assets other than goodwill										102,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill										$ (42,000,000)
Aspen Global Incorporated | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 324,000,000														€ 294.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment			(303,000,000)	€ (274.0)
Identifiable assets acquired (liabilities assumed)			238,000,000
Additional recognition, goodwill			86,000,000
Other net assets			26,000,000
Deferred tax liability (asset)			16,000,000
Intangible assets other than goodwill			196,000,000
Potential milestone maximum payments			77,000,000	70.0
Customary purchase price adjustment			30,000,000	€ 27.0
Cash transferred			273,000,000														247.0
Contingent consideration recognised as of acquisition date			$ 51,000,000														€ 47.0
The Medicines Company | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 9,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents						$ (9,600,000,000)
Identifiable assets acquired (liabilities assumed)					7,100,000,000
Additional recognition, goodwill					2,500,000,000
Cash offer per ordinary share						$ 85
Deferred tax liability (asset)					1,400,000,000
Intangible assets other than goodwill					$ 8,500,000,000
Takeda Pharmaceutical Company Limited | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 3,700,000,000
Portion of consideration paid consisting of cash and cash equivalents upfront payment							(3,400,000,000)
Identifiable assets acquired (liabilities assumed)							3,600,000,000
Additional recognition, goodwill							100,000,000
Revenue of acquiree since acquisition date												$ 200,000,000
Revenue of acquiree full year															300,000,000
Intangible assets other than goodwill							3,600,000,000
Potential milestone maximum payments							1,900,000,000
Customary purchase price adjustment							100,000,000
Cash transferred							3,500,000,000
Contingent consideration recognised as of acquisition date							$ 200,000,000
IFM Tre, Inc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 361,000,000
Identifiable assets acquired (liabilities assumed)								355,000,000
Additional recognition, goodwill								$ 39,000,000
Divested interest in associate								9.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date								$ 33,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								$ 14,000,000
Percentage of voting equity interests acquired								91.00%
Cash transferred								$ 285,000,000
Contingent consideration recognised as of acquisition date								$ 76,000,000
GlaxoSmithKline plc (GSK) | Sandoz
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 415,000,000
Portion of consideration paid consisting of cash and cash equivalents upfront payment		(350,000,000)
Identifiable assets acquired (liabilities assumed)		308,000,000
Additional recognition, goodwill		107,000,000
Deferred tax liability (asset)		16,000,000
Intangible assets other than goodwill		$ 292,000,000
Number of brands in portfolio to acquire		3
Number of markets for the acquired brands		100
Potential milestone maximum payments		$ 150,000,000
Cash transferred		351,000,000
Contingent consideration recognised as of acquisition date		$ 64,000,000
Gyroscope Therapeutics Holdings plc. | Innovative Medicines
Disclosure of detailed information about business combination [line items]
Portion of consideration paid consisting of cash and cash equivalents upfront payment	$ (800,000,000)
Potential milestone maximum payments	$ 700,000,000
Discontinued operations
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations															4,590,000,000
Revenue from sale of goods															1,809,000,000
Dividend in kind distribution liability									$ 23,434,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed									3,409,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net															$ 4,691,000,000
Discontinued operations | Alcon [member]
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances									$ (3,100,000,000)
Other borrowings																			$ 3,200,000,000
Dividend in kind distribution liability											$ 26,400,000,000
Borrowings																			3,500,000,000
Net assets liabilities											23,100,000,000
Financial assets, at fair value																		$ 1,300,000,000
Additional borrowings																			300,000,000
Discontinued operations | Alcon [member] | Borrowings, USD [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																			2,800,000,000
Discontinued operations | Alcon [member] | Borrowings, EUR [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																			$ 400,000,000
Discontinued operations | PowerVision, Inc. | Alcon [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											424,000,000
Contingent liabilities recognised as of acquisition date											135,000,000
Identifiable assets acquired (liabilities assumed)											418,000,000
Additional recognition, goodwill											6,000,000
Other net assets											6,000,000
Deferred tax liability (asset)											93,000,000
Intangible assets other than goodwill											505,000,000
Cash transferred											$ 289,000,000
Subsidiaries [member] | The Medicines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary													100.00%